UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

June 30, 2012

Semi-Annual Repor t

Legg Mason

Batterymarch

Emerging

Markets

Trust

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Legg Mason Batterymarch Emerging Markets Trust

Fund objective

The Fund seeks long-term capital appreciation.

Letter to our shareholders

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason Batterymarch Emerging Markets Trust for the six-month reporting period ended June 30, 2012. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

Special shareholder notice

As previously announced, the Fund’s Board approved an Agreement and Plan of Reorganization pursuant to which the Fund would be reorganized as a series of a Maryland statutory trust, Legg Mason Global Asset Management Trust. This reorganization occurred on April 30, 2012. Prior to April 30, 2012, the Fund was organized as a series of a Maryland corporation named Legg Mason Global Trust, Inc.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Mark R. Fetting	R. Jay Gerken, CFA
Chairman	President

July 27, 2012

Legg Mason Batterymarch Emerging Markets Trust	III

Investment commentary

Economic review

The U.S. economy continued to grow over the six months ended June 30, 2012, albeit at an uneven pace. Looking back, U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce, was 4.1% in the fourth quarter of 2011. Economic growth in the U.S. then decelerated, as the Commerce Department reported that first quarter 2012 GDP growth was 2.0%. The preliminary estimate for GDP growth in the second quarter was 1.5%. Moderating growth was partially due to weaker consumer spending, which rose 1.5% in the second quarter, versus 2.4% during the first three months of the year.

Two factors constraining economic growth were the weak job market and continued troubles in the housing market. While there was some improvement during the reporting period, unemployment remained elevated. When the reporting period began, unemployment, as reported by the U.S. Department of Labor, was 8.5%. Unemployment then generally declined over the next four months and was 8.1% in April 2012, the lowest rate since January 2009. However, the unemployment rate then moved up to 8.2% in May and was unchanged in June. Within the housing market, sales are still a bit soft, though home prices appear to be firming. According to the National Association of Realtors (“NAR”), existing-home sales fluctuated throughout the period. Existing-home sales fell 5.4% on a seasonally adjusted basis in June 2012 versus the previous month. However, the NAR reported that the median existing-home price for all housing types was $189,400 in June 2012, up 7.9% from June 2011. This marked the fourth consecutive month that home prices rose from a year earlier, the first such occurrence since February through May 2006. In addition, the inventory of unsold homes fell 3.2% in June versus the previous month.

The manufacturing sector, a relative pillar of strength since the end of the Great Recession, weakened during the reporting period. Based on the Institute for Supply Management’s PMI (“PMI”)ii, in December 2011 it had a reading of 53.9 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). Activity in the manufacturing sector fluctuated during the first half of the period and was 54.8 in April, its highest reading since June 2011. The PMI then dipped to 53.5 in May 2012 and fell to 49.7 in June. The latter represented the first contraction in the manufacturing sector since July 2009. In addition, whereas thirteen of the eighteen industries in the PMI grew in May, only seven expanded in June.

While the U.S. economy continued to expand during the reporting period, growth generally moderated overseas and, in some cases, fell back into a recession. In April 2012, the International Monetary Fund (“IMF”) stated that “global growth is projected to drop from about 4.0% in 2011 to about 3.5% in 2012 because of weak activity during the second half of 2011 and the first half of 2012.” The IMF now anticipates 2012 growth will be -0.3% in the Eurozone and 2.0% in Japan. While growth in emerging market countries is expected to remain higher than in their developed country counterparts, the IMF projects that growth will fall from approximately 5.8% in 2011 to 5.7% in 2012.

IV	Legg Mason Batterymarch Emerging Markets Trust

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. Looking back, in September 2011, the Fed announced its intention to purchase $400 billion of longer-term Treasury securities and to sell an equal amount of shorter-term Treasury securities by June 2012 (often referred to as “Operation Twist”). In January 2012, the Fed extended the period it expects to keep the federal funds rateiv at a historically low range between zero and 0.25%, saying “economic conditions — including low rates of resource utilization and a subdued outlook for inflation over the medium run — are likely to warrant exceptionally low levels for the federal funds rate at least through late 2014.” In June, the Fed announced that it would extend Operation Twist until the end of 2012 and that it was “prepared to take further action as appropriate to promote a stronger economic recovery and sustained improvement in labor market conditions in a context of price stability.”

Q. What actions did international central banks take during the reporting period?

A. Looking back, given the economic challenges in the Eurozone, the European Central Bank (“ECB”) lowered interest rates from 1.50% to 1.25% in November 2011 and then to 1.00% in December, equaling its all-time low. In July, after the reporting period ended, the ECB cut rates to 0.75%, a record low. In other developed countries, the Bank of England kept rates on hold at 0.50% during the reporting period, as did Japan at a range of zero to 0.10%, the lowest level since 2006. With growth rates declining, both China and India lowered their cash reserve ratio for banks during the reporting period. China then lowered its key interest rate in early June, and again in July, after the reporting period ended.

Q. How did emerging market equities perform during the reporting period?

A. Despite periods of heightened volatility, emerging market equities generated a positive return for the six-month reporting period. Emerging market equities rose sharply over the first two months of the period, as investor risk appetite was robust given some better-than-expected economic data in the U.S. and signs of progress in Europe. However, the market then experienced a setback during the next three months of the period. This was triggered by decelerating growth in many developed countries, as well as renewed fears of contagion in Europe and mixed economic data in China. Emerging market equities then rallied during the last month of the period as investor risk aversion abated. All told, during the six months ended June 30, 2012, the MSCI Emerging Markets Indexv returned 3.93%.

Performance review

For the six months ended June 30, 2012, Class C shares of Legg Mason Batterymarch Emerging Markets Trust, excluding sales charges, returned 1.11%. The Fund’s unmanaged benchmark, the MSCI Emerging Markets Index, returned 3.93% for the same period. The Lipper Emerging Markets Funds Category Average1 returned 4.32% over the same time frame.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2012, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 537 funds in the Fund’s Lipper category, and excluding sales charges.

Legg Mason Batterymarch Emerging Markets Trust	V

Performance Snapshot as of June 30, 2012 (unaudited)
(excluding sales charges)	6 months
Legg Mason Batterymarch Emerging Markets Trust:
Class A	1.43%
Class C	1.11%
Class FI	1.45%
Class R	1.37%
Class I	1.51%
Class IS	1.56%
MSCI Emerging Markets Index	3.93%
Lipper Emerging Markets Funds Category Average[1]	4.32%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2012, the gross total annual operating expense ratios for Class A, Class C, Class FI, Class R, Class I and Class IS shares were 1.63%, 2.41%, 1.70%, 2.70%, 1.31% and 1.27%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of ETFs), dividend expense on short sales, taxes, and extraordinary expenses, to average net assets is not expected to exceed 1.50% for Class A shares, 2.25% for Class C shares, 1.50% for Class FI shares, 1.75% for Class R shares and 1.25% for Class IS shares. Class I shares’ operating expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchase and sales of shares of ETFs), dividend expense on short sales, taxes, and extraordinary expenses will be waived and/or reimbursed at an annual rate of 0.06%, provided that no waiver or reimbursement will be made beyond the amount necessary to reduce the class’ annualized expenses to 1.25% of average daily net assets. In addition, total annual operating expenses for Class IS shares will not exceed those for Class I shares. Acquired fund fees and expenses are subject to the expense limitation arrangements. These expense limitation arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

With respect to Class A, Class C, Class FI, Class R and Class IS shares, the manager is permitted to recapture amounts waived or reimbursed to a class within three years after the year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2012, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 537 funds in the Fund’s Lipper category, and excluding sales charges.

VI	Legg Mason Batterymarch Emerging Markets Trust

Investment commentary (cont’d)

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

President

July 27, 2012

RISKS: International investments are subject to special risks including currency fluctuations, as well as social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The securities markets of emerging market countries are substantially smaller, less developed, less liquid and more volatile than securities markets of the U.S. and more developed countries. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

Legg Mason Batterymarch Emerging Markets Trust 2012 Semi-Annual Report	1

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of June 30, 2012 and December 31, 2011, and does not include derivatives such as forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

2	Legg Mason Batterymarch Emerging Markets Trust 2012 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2012 and held for the six months ended June 30, 2012.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	1.43%	$1,000.00	$1,014.30	1.49%	$7.46	Class A	5.00%	$1,000.00	$1,017.45	1.49%	$7.47
Class C	1.11	1,000.00	1,011.10	2.24	11.20	Class C	5.00	1,000.00	1,013.72	2.24	11.22
Class FI	1.45	1,000.00	1,014.50	1.48	7.41	Class FI	5.00	1,000.00	1,017.50	1.48	7.42
Class R	1.37	1,000.00	1,013.70	1.74	8.71	Class R	5.00	1,000.00	1,016.21	1.74	8.72
Class I	1.51	1,000.00	1,015.10	1.30	6.51	Class I	5.00	1,000.00	1,018.40	1.30	6.52
Class IS	1.56	1,000.00	1,015.60	1.24	6.21	Class IS	5.00	1,000.00	1,018.70	1.24	6.22

[1]	For the six months ended June 30, 2012.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

Legg Mason Batterymarch Emerging Markets Trust 2012 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2012

Legg Mason Batterymarch Emerging Markets Trust

Security	Shares	Value
Common Stocks — 91.5%
Consumer Discretionary — 10.7%
Auto Components — 0.4%
Hyundai Mobis	8,515	$2,061,271	(a)
Automobiles — 5.6%
Bajaj Auto Ltd.	51,763	1,465,140	(a)
Dongfeng Motor Corp., Class H Shares	1,104,000	1,729,726	(a)
Great Wall Motor Co., Ltd., Class H	2,037,000	4,088,193	(a)
Hero Honda Motors Ltd.	16,951	655,832	(a)
Hyundai Motor Co.	42,040	8,624,391	(a)
Kia Motors Corp.	154,314	10,164,245	(a)
Maruti Udyog Ltd.	30,077	634,105	(a)
PT Astra International Tbk	2,120,000	1,550,198	(a)
Tata Motors Ltd.	515,301	2,244,853	(a)
Total Automobiles		31,156,683
Distributors — 0.7%
Imperial Holdings Ltd.	182,653	3,854,208	(a)
Household Durables — 0.6%
Desarrolladora Homex SA de CV, ADR	34,700	534,380	*
Even Construtora e Incorporadora SA	411,000	1,399,671
EZ Tec Empreendimentos e Participacoes SA	69,600	714,539
Metalfrio Solutions SA	247,900	464,080	*(b)
Total Household Durables		3,112,670
Media — 1.3%
Naspers Ltd.	68,200	3,647,089	(a)
Ybrant Digital Co.	405,327	3,841,659	(a)(b)
Total Media		7,488,748
Multiline Retail — 1.2%
Clicks Group Ltd.	276,400	1,821,751	(a)
El Puerto de Liverpool SA de CV, Class C1 Shares	204,400	1,715,987
Woolworths Holdings Ltd.	524,500	3,230,799	(a)
Total Multiline Retail		6,768,537
Specialty Retail — 0.5%
Mr. Price Group Ltd.	149,500	2,048,166	(a)
Truworths International Ltd.	94,400	1,035,349	(a)
Total Specialty Retail		3,083,515
Textiles, Apparel & Luxury Goods — 0.4%
Cia. Hering	132,500	2,513,443
Total Consumer Discretionary		60,039,075

See Notes to Financial Statements.

4	Legg Mason Batterymarch Emerging Markets Trust 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Legg Mason Batterymarch Emerging Markets Trust

Security	Shares	Value
Consumer Staples — 4.0%
Beverages — 0.4%
Compania Cervecerias Unidas SA, ADR	27,100	$1,689,956
Distilleries Co. of SRI Lanka Ltd.	834,200	821,857	(a)(b)
Total Beverages		2,511,813
Food & Staples Retailing — 1.2%
BIM Birlesik Magazalar AS	19,800	817,351	(a)
Magnit OJSC, GDR	115,200	3,473,674	(a)(b)
Migros Ticaret AS	185,800	1,843,626	*(a)
The Spar Group Ltd.	29,400	409,540	(a)
Total Food & Staples Retailing		6,544,191
Food Products — 1.4%
AVI Ltd.	102,800	630,840	(a)
BRF — Brasil Foods SA, ADR	264,281	4,014,428
Charoen Pokphand Foods Public Co., Ltd.	1,349,600	1,636,008	(a)
Cosan Ltd., Class A Shares	107,575	1,365,127
Total Food Products		7,646,403
Personal Products — 0.5%
ABLE C&C	5,860	294,260	(a)
Hengan International Group Co., Ltd.	109,000	1,058,411	(a)
Natura Cosmeticos SA	54,400	1,272,990
Total Personal Products		2,625,661
Tobacco — 0.5%
KT&G Corp.	43,363	3,075,511	(a)
Total Consumer Staples		22,403,579
Energy — 11.0%
Energy Equipment & Services — 0.5%
Eurasia Drilling Co., Ltd., GDR	43,600	1,112,866	(a)
OSX Brasil SA	142,500	638,536	*
TMK OAO, GDR	62,500	752,191	(a)
Total Energy Equipment & Services		2,503,593
Oil, Gas & Consumable Fuels — 10.5%
China Shenhua Energy Co., Ltd., Class H Shares	1,267,000	4,468,170	(a)
CNOOC Ltd.	4,609,000	9,297,689	(a)
Ecopetrol SA, ADR	49,400	2,756,026
Gazprom Neft JSC, ADR	38,900	894,856	(a)(b)
Gazprom OAO, ADR	438,700	4,152,785	(a)
KazMunayGas Exploration, GDR	60,700	1,028,361	(a)
LUKOIL, ADR	139,300	7,787,114	(a)

See Notes to Financial Statements.

Legg Mason Batterymarch Emerging Markets Trust 2012 Semi-Annual Report	5

Legg Mason Batterymarch Emerging Markets Trust

Security	Shares	Value
Oil, Gas & Consumable Fuels — continued
Oil and Gas Development Co., Ltd.	654,500	$1,113,109	(a)
Pacific Rubiales Energy Corp.	115,300	2,441,674
PetroChina Co., Ltd.	1,618,000	2,105,536	(a)
Petroleo Brasileiro SA, ADR	444,100	8,055,974
Petroleo Brasileiro SA, ADR	344,300	6,462,511
Rosneft Oil Co., GDR	174,000	1,091,982	(a)
Sasol Ltd.	130,900	5,506,723	(a)
Yanzhou Coal Mining Co., Ltd., ADR	103,300	1,581,523
Total Oil, Gas & Consumable Fuels		58,744,033
Total Energy		61,247,626
Exchange-Traded Funds — 1.2%
Exchange Traded Funds — 1.2%
iShares Asia Trust-iShares FTSE/Xinhua A50 China Index	4,925,770	6,462,909	(a)
Financials — 25.5%
Commercial Banks — 17.6%
ABSA Group Ltd.	30,800	534,152	(a)
Axis Bank Ltd.	81,416	1,491,144	(a)
Banco Santander Brasil SA, ADR	173,500	1,344,625
Bangkok Bank Public Co., Ltd.	521,300	3,410,220	(a)
Bank of Ayudhya Public Co., Ltd., NVDR	1,712,700	1,610,233	(a)
Bank of China Ltd.	19,665,000	7,524,633	(a)
Bank of Communications Ltd., Class H Shares	874,000	592,991	(a)
Canara Bank Ltd.	402,005	2,980,738	(a)(b)
Capitec Bank Holdings Ltd.	22,900	596,233	(a)
China CITIC Bank Corp., Class H Shares	6,984,000	3,602,468	(a)
China Construction Bank, Class H Shares	10,466,367	7,216,287	(a)
China Merchants Bank Co., Ltd., Class H Shares	726,000	1,375,021	(a)
China Minsheng Banking Corp. Ltd., Class H Shares	1,840,000	1,645,338	(a)
Grupo Financiero Banorte SAB de CV, Series O Shares	721,600	3,729,252
Hana Financial Group Inc.	113,800	3,632,676	(a)
HDFC Bank Ltd.	405,895	4,108,138	(a)
ICICI Bank Ltd.	34,094	548,307	(a)
ICICI Bank Ltd., ADR	35,700	1,157,037
Industrial & Commercial Bank of China Ltd., Class H Shares	20,367,646	11,389,079	(a)
Jammu & Kashmir Bank Ltd.	68,241	1,224,379	(a)(b)
Kasikornbank Public Co., Ltd., NVDR	594,600	3,048,844	(a)
Krung Thai Bank Public Co., Ltd.	9,074,500	4,622,019	(a)
Mega Financial Holding Co., Ltd.	967,000	716,830	(a)
OTP Bank PLC	99,700	1,586,211	(a)

See Notes to Financial Statements.

6	Legg Mason Batterymarch Emerging Markets Trust 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Legg Mason Batterymarch Emerging Markets Trust

Security	Shares	Value
Commercial Banks — continued
PT Bank Rakyat Indonesia	3,206,000	$2,194,117	(a)
Sberbank	633,900	1,714,996	(a)
Siam Commercial Bank Public Co., Ltd., NVDR	252,900	1,181,984	(a)
Standard Bank Group Ltd.	120,500	1,634,729	(a)
State Bank of India	98,499	3,826,383	(a)
Taishin Financial Holdings Co., Ltd.	7,732,000	2,967,765	(a)
Turkiye Garanti Bankasi AS	852,000	3,359,047	(a)
Turkiye Halk Bankasi AS	506,900	3,980,537	(a)
Turkiye Is Bankasi, Class C Shares	361,200	963,107	(a)
Woori Finance Holdings Co., Ltd.	258,290	2,836,207	(a)
Yes Bank Ltd.	688,370	4,205,469	*(a)
Total Commercial Banks		98,551,196
Diversified Financial Services — 0.7%
FirstRand Ltd.	1,216,200	3,941,169	(a)
Insurance — 2.8%
China Life Insurance Co., Ltd	3,520,183	3,325,623	(a)
Discovery Holdings Ltd.	125,100	797,649	(a)
Dongbu Insurance Co., Ltd.	63,370	2,338,952	(a)
Liberty Holdings Ltd.	81,900	869,863	(a)
LIG Non-Life Insurance Co., Ltd.	38,590	795,583	(a)
Old Mutual PLC	1,058,950	2,533,938	(a)
Powszechny Zaklad Ubezpieczen SA	5,500	551,378
Sanlam Ltd.	1,009,400	4,428,030	(a)
Total Insurance		15,641,016
Real Estate Investment Trusts (REITs) — 0.1%
Sinpas Gayrimenkul Yatirim Ortakligi AS	864,000	593,321	(a)
Real Estate Management & Development — 4.3%
BR Properties SA	190,000	2,241,972
China Overseas Land & Investment Ltd.	1,172,960	2,751,625	(a)
China Resources Land Ltd.	1,462,000	3,026,820	(a)
Country Garden Holdings Co., Ltd.	3,950,026	1,567,453	*(a)
Direcional Engenharia SA	273,100	1,325,728	(b)
DLF Ltd.	563,822	2,021,836	(a)
Evergrande Real Estate Group Ltd.	6,952,300	3,594,046	(a)
Guangzhou R&F Properties Co., Ltd., Class H Shares	3,467,600	4,630,681	(a)
LPN Development Public Co., Ltd.	2,856,300	1,546,863	(a)
Shimao Property Holdings Ltd.	761,000	1,180,453	(a)
Total Real Estate Management & Development		23,887,477
Total Financials		142,614,179

See Notes to Financial Statements.

Legg Mason Batterymarch Emerging Markets Trust 2012 Semi-Annual Report	7

Legg Mason Batterymarch Emerging Markets Trust

Security	Shares	Value
Health Care — 0.7%
Health Care Providers & Services — 0.1%
Life Healthcare Group Holdings Pte Ltd.	113,100	$430,682
Pharmaceuticals — 0.6%
Aspen Pharmacare Holdings Ltd.	221,100	3,412,318	*(a)
Total Health Care		3,843,000
Industrials — 8.6%
Aerospace & Defense — 0.1%
Embraer SA, ADR	23,400	620,802
Airlines — 0.7%
Lan Airlines SA, ADR	63,230	1,650,303
Turk Hava Yollari Anonim Ortakligi	1,324,000	2,335,202	*(a)
Total Airlines		3,985,505
Building Products — 0.1%
KCC Corp.	2,700	659,829	(a)
Commercial Services & Supplies — 0.1%
KEPCO Plant Service & Engineering Co., Ltd.	9,000	378,340	(a)
S1 Corp.	5,400	271,564	(a)
Total Commercial Services & Supplies		649,904
Construction & Engineering — 2.6%
China Communications Construction Co., Ltd., Class H Shares	476,000	422,314	(a)
China Railway Construction Corp., Class H Shares	3,394,000	2,855,407	(a)
China State Construction International Holdings Ltd.	760,000	722,430	(a)
Daelim Industrial Co.	49,993	3,999,651	(a)
Doosan Heavy Industries and Construction Co., Ltd.	36,407	1,847,381	(a)
Larsen & Toubro Ltd.	72,892	1,838,459	(a)
Samsung Engineering Co., Ltd.	12,615	2,002,311	(a)
Tekfen Holding AS	215,300	789,162	(a)
Total Construction & Engineering		14,477,115
Electrical Equipment — 0.5%
Dynapack International Technology Corp.	189,000	1,040,847	(a)
Shanghai Electric Group Co., Ltd., Class H Shares	3,240,000	1,342,759	(a)
Zhuzhou CSR Times Electric Co., Ltd., Class H Shares	96,000	264,331	(a)
Total Electrical Equipment		2,647,937
Industrial Conglomerates — 1.9%
Alfa SA de CV, Series A Shares	203,800	3,257,207
Bidvest Group Ltd.	128,500	2,871,466	(a)
NWS Holdings Ltd.	443,000	643,905	(a)
SK Corp.	31,575	3,705,552	(a)
Total Industrial Conglomerates		10,478,130

See Notes to Financial Statements.

8	Legg Mason Batterymarch Emerging Markets Trust 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Legg Mason Batterymarch Emerging Markets Trust

Security	Shares	Value
Machinery — 1.7%
CSR Corp., Ltd., Class H Shares	1,393,000	$1,091,868	(a)
PT United Tractors Tbk	1,818,272	4,185,946	(a)
Samsung Heavy Industries Co., Ltd.	130,600	4,326,514	(a)
Total Machinery		9,604,328
Marine — 0.2%
Evergreen Marine Corp.	1,876,000	1,022,430	(a)
Road & Rail — 0.2%
Globaltrans Investment PLC, GDR	69,800	1,256,161	(a)
Trading Companies & Distributors — 0.1%
Barloworld Ltd.	29,000	287,769	(a)
Transportation Infrastructure — 0.4%
OHL Mexico SAB de CV	433,500	528,076	*
PT Jasa Marga	3,157,500	1,825,225	(a)
Total Transportation Infrastructure		2,353,301
Total Industrials		48,043,211
Information Technology — 11.3%
Computers & Peripherals — 3.3%
Asustek Computer Inc.	433,000	4,005,327	(a)
Catcher Technology Co., Ltd.	495,000	3,350,382	(a)
Lenovo Group Ltd.	3,496,000	2,978,258	(a)
Pegatron Corp.	1,520,500	2,012,646	(a)
Quanta Computer Inc.	1,417,000	3,814,814	(a)
Simplo Technology Co., Ltd.	249,000	1,723,231	(a)
Wistron Corp.	399,000	491,163	(a)
Total Computers & Peripherals		18,375,821
Electronic Equipment, Instruments & Components — 0.1%
Samsung SDI Co., Ltd.	5,010	674,895	(a)
Internet Software & Services — 0.2%
Tencent Holdings Ltd.	47,300	1,396,793	(a)
Semiconductors & Semiconductor Equipment — 7.7%
Phison Electronics Corp.	542,000	4,431,526	(a)
Samsung Electronics Co., Ltd.	27,475	29,129,624	(a)
Taiwan Semiconductor Manufacturing Co., Ltd.	2,140,715	5,859,425	*(a)
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	244,463	3,412,703
Total Semiconductors & Semiconductor Equipment		42,833,278
Total Information Technology		63,280,787

See Notes to Financial Statements.

Legg Mason Batterymarch Emerging Markets Trust 2012 Semi-Annual Report	9

Legg Mason Batterymarch Emerging Markets Trust

Security	Shares	Value
Materials — 11.3%
Chemicals — 1.5%
Capro Corp.	62,680	$927,618	(a)
China Petrochemical Development Corp.	1,216,000	1,030,584	(a)
Dongyue Group	1,336,000	627,811	(a)
Fauji Fertilizer Co., Ltd.	3,530,778	4,127,708	(a)
Sociedad Quimica y Minera de Chile SA, ADR	19,100	1,063,297
Uralkali, GDR	23,500	906,606	(a)
Total Chemicals		8,683,624
Construction Materials — 3.2%
ACC Ltd.	110,822	2,538,344	(a)
Anhui Conch Cement Co., Ltd., Class H Shares	465,500	1,279,872	(a)
Cemex SAB de CV, Participation Certificates, ADR	576,188	3,877,745	*
China National Building Material Co., Ltd.	1,646,000	1,793,393	(a)
China Shanshui Cement Group	4,371,000	2,985,181	(a)
Pretoria Portland Cement Co., Ltd.	300,700	987,010	(a)
PT Indocement Tunggal Prakarsa Tbk	1,035,500	1,917,579	(a)
PT Semen Gresik (Persero) Tbk	1,401,000	1,692,059	(a)
Siam Cement Public Co., Ltd., NVDR	92,900	927,065	(a)
Total Construction Materials		17,998,248
Containers & Packaging — 0.2%
HSIL Ltd.	324,949	873,960	(a)(b)
Metals & Mining — 6.4%
Angang New Steel Co., Ltd.	730,000	403,409	*(a)
Evraz PLC	217,600	890,537	(a)
Grupo Mexico SA de CV, Series B Shares	979,686	2,911,951
Jiangxi Copper Co., Ltd., Class H Shares	1,855,000	4,111,610	(a)
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D Shares	1,337,000	741,746	(a)
KGHM Polska Miedz SA	62,200	2,717,081	(a)
Korea Zinc Co., Ltd.	11,746	3,986,604	(a)
Koza Altin Isletmeleri AS	43,800	849,197	(a)
Mining & Metallurgical Co. Norilsk Nickel, ADR	262,300	4,346,014	(a)(b)
Novolipetsk Steel, GDR	76,000	1,252,374	(a)
Peter Hambro Mining PLC	83,200	596,864	(a)
Seah Besteel Corp.	14,400	482,261	(a)
Severstal, GDR	194,200	2,288,367	(a)
Southern Copper Corp.	28,100	885,431
Sterlite Industries India Ltd.	465,600	867,972	(a)
Vale SA, ADR	305,800	6,070,130

See Notes to Financial Statements.

10	Legg Mason Batterymarch Emerging Markets Trust 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Legg Mason Batterymarch Emerging Markets Trust

Security	Shares	Value
Metals & Mining — continued
Zhaojin Mining Industry Co., Ltd., Class H Shares	73,000	$96,089	(a)
Zijin Mining Group Co., Ltd., Class H Shares	6,336,000	2,146,372	(a)
Total Metals & Mining		35,644,009
Total Materials		63,199,841
Telecommunication Services — 5.6%
Diversified Telecommunication Services — 0.7%
China Communications Services Corp., Ltd., Class H Shares	608,000	301,424	*(a)
Telefonica Brasil SA, ADR	150,880	3,732,771
Total Diversified Telecommunication Services		4,034,195
Wireless Telecommunication Services — 4.9%
Advanced Info Service Public Co., Ltd.	198,400	1,152,544	(a)
America Movil SAB de CV, Series L Shares, ADR	230,200	5,999,012
America Movil SAB de CV, Series L Shares	4,462,186	5,833,754
China Mobile (Hong Kong) Ltd.	689,500	7,586,899	(a)
Mobile TeleSystems, ADR	190,300	3,273,160
MTN Group Ltd.	66,400	1,147,774	(a)
SK Telecom Co., Ltd.	5,716	623,426	(a)
Turkcell Iletisim Hizmetleri AS	308,200	1,557,407	*(a)
Total Wireless Telecommunication Services		27,173,976
Total Telecommunication Services		31,208,171
Utilities — 1.6%
Electric Utilities — 0.7%
Companhia Energetica de Minas Gerais, ADR	225,150	4,147,263
Water Utilities — 0.9%
Cia de Saneamento Basico do Estado de Sau Paulo, ADR	36,500	2,768,890	*
Guangdong Investment Ltd.	3,142,000	2,270,355	(a)
Total Water Utilities		5,039,245
Total Utilities		9,186,508
Total Common Stocks (Cost — $487,364,259)		511,528,886
Preferred Stocks — 5.6%
Consumer Discretionary — 0.3%
Automobiles — 0.3%
Hyundai Motor Co.	30,031	1,758,253	(a)
Consumer Staples — 1.7%
Beverages — 1.7%
Companhia de Bebidas das Americas, ADR	246,500	9,448,345

See Notes to Financial Statements.

Legg Mason Batterymarch Emerging Markets Trust 2012 Semi-Annual Report	11

Legg Mason Batterymarch Emerging Markets Trust

Security			Shares	Value
Financials — 2.2%
Commercial Banks — 2.2%
Banco do Estado do Rio Grande do Sul SA, Class B Shares			173,200	$1,224,516
Itau Unibanco Banco Multiple SA, ADR			386,558	5,380,887
Itausa — Investimentos Itau SA			1,273,074	5,387,667
Total Financials				11,993,070
Industrials — 0.2%
Machinery — 0.2%
Marcopolo SA			234,400	1,056,171
Materials — 0.7%
Metals & Mining — 0.7%
Metalurgica Gerdau SA			295,599	3,258,433
Vale SA, ADR			41,000	799,910
Total Materials				4,058,343
Utilities — 0.5%
Independent Power Producers & Energy Traders — 0.5%
Cia Energetica de Sao Paulo			153,400	2,802,977
Total Preferred Stocks (Cost — $30,754,982)				31,117,159
Total Investments before Short-Term Investments (Cost — $518,119,241)				542,646,045
Rate		Maturity Date	Face Amount
Short-Term Investments — 1.1%
Repurchase Agreements — 1.1%
Interest in $1,000,000,000 joint tri-party repurchase agreement dated 6/29/12 with RBS Securities Inc.; Proceeds at maturity — $6,393,085; (Fully collateralized by various U.S. government agency obligations, 0.000% to 8.280% due 7/16/12 to 1/10/25; Market value — $6,520,867 (Cost — $6,393,000)	0.160%	7/2/12	$6,393,000	6,393,000
Total Investments — 98.2% (Cost — $524,512,241#)				549,039,045
Other Assets in Excess of Liabilities — 1.8%				10,035,861
Total Net Assets — 100.0%				$559,074,906

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	Illiquid security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

12	Legg Mason Batterymarch Emerging Markets Trust 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Legg Mason Batterymarch Emerging Markets Trust

Abbreviations used in this schedule:
ADR	— American Depositary Receipts
GDR	— Global Depositary Receipts
NVDR	— Non Voting Depositary Receipt
OJSC	— Open Joint Stock Company

Summary of Investments by Country†
South Korea	16.1%
China	14.1
Brazil	14.0
South Africa	8.0
Taiwan	7.1
India	6.7
Russia	5.8
Mexico	5.2
Hong Kong	4.6
Thailand	3.5
Turkey	3.2
Indonesia	2.4
Cayman Islands	2.4
Pakistan	1.0
Chile	0.8
United Kingdom	0.7
Poland	0.6
Colombia	0.5
Canada	0.4
Cyprus	0.4
Bermuda	0.4
Hungary	0.3
Kazakhstan	0.2
United States	0.2
Sri Lanka	0.2
Short-Term Investments	1.2
100.0%

†	As a percentage of total investments. Please note that Fund holdings are as of June 30, 2012 and are subject to change.

See Notes to Financial Statements.

Legg Mason Batterymarch Emerging Markets Trust 2012 Semi-Annual Report	13

Statement of assets and liabilities (unaudited)

June 30, 2012

Assets:
Investments, at value (Cost — $524,512,241)	$549,039,045
Foreign currency, at value (Cost — $3,252,458)	3,253,154
Cash	200,540
Receivable for Fund shares sold	8,788,707
Receivable for securities sold	8,666,718
Dividends and interest receivable	4,796,426
Prepaid expenses	110,990
Total Assets	574,855,580

Liabilities:
Payable for Fund shares repurchased	8,479,597
Payable for securities purchased	5,671,375
Accrued foreign capital gains tax	445,038
Investment management fee payable	393,670
Service and/or distribution fees payable	124,180
Accrued expenses	666,814
Total Liabilities	15,780,674
Total Net Assets	$559,074,906

Net Assets:
Par value (Note 7)	$295
Paid-in capital in excess of par value	610,938,068
Undistributed net investment income	6,050,263
Accumulated net realized loss on investments and foreign currency transactions	(81,980,775)
Net unrealized appreciation on investments and foreign currencies	24,067,055	†
Total Net Assets	$559,074,906

See Notes to Financial Statements.

14	Legg Mason Batterymarch Emerging Markets Trust 2012 Semi-Annual Report

Statement of assets and liabilities (unaudited) (cont’d)

Shares Outstanding:
Class A	1,216,751
Class C	7,698,127
Class FI	969,841
Class R	4,651
Class I	16,443,550
Class IS	3,204,273

Net Asset Value:
Class A (and redemption price)	$18.70
Class C*	$18.62
Class FI (and redemption price)	$19.09
Class R (and redemption price)	$18.71
Class I (and redemption price)	$19.05
Class IS (and redemption price)	$19.07
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$19.84

†	Net of accrued foreign capital gains tax of $445,038.

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Legg Mason Batterymarch Emerging Markets Trust 2012 Semi-Annual Report	15

Statement of operations (unaudited)

For the Six Months Ended June 30, 2012

Investment Income:
Dividends	$12,233,233
Interest	511
Less: Foreign taxes withheld	(1,263,530)
Total Investment Income	10,970,214

Expenses:
Investment management fee (Note 2)	3,089,424
Service and/or distribution fees (Notes 2 and 5)	869,183
Custody fees	637,058
Transfer agent fees (Note 5)	322,946
Registration fees	62,084
Legal fees	53,837
Trustees’ fees	35,774
Fund accounting fees	32,517
Audit and tax	23,416
Shareholder reports	21,506
Insurance	8,885
Miscellaneous expenses	24,813
Total Expenses	5,181,443
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(377,256)
Net Expenses	4,804,187
Net Investment Income	6,166,027

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(3,393,793)	*
Foreign currency transactions	(545,698)
Net Realized Loss	(3,939,491)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	13,992,051	†
Foreign currencies	(2,683)
Change in Net Unrealized Appreciation (Depreciation)	13,989,368
Net Gain on Investments and Foreign Currency Transactions	10,049,877
Increase in Net Assets from Operations	$16,215,904

*	Net of accrued foreign capital gains tax of $236,416.

†	Net of change in accrued foreign capital gains tax of $196,872.

See Notes to Financial Statements.

16	Legg Mason Batterymarch Emerging Markets Trust 2012 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2012 (unaudited) and the Year Ended December 31, 2011	2012	2011

Operations:
Net investment income	$6,166,027	$7,785,122
Net realized gain (loss)	(3,939,491)	10,681,574
Change in net unrealized appreciation (depreciation)	13,989,368	(212,960,293)
Increase (Decrease) in Net Assets From Operations	16,215,904	(194,493,597)

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(983,098)	(3,500,009)
Decrease in Net Assets From Distributions to Shareholders	(983,098)	(3,500,009)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	102,643,342	290,082,061
Reinvestment of distributions	878,434	2,739,213
Cost of shares repurchased	(188,213,595)	(308,143,145)
Decrease in Net Assets From Fund Share Transactions	(84,691,819)	(15,321,871)
Decrease in Net Assets	(69,459,013)	(213,315,477)

Net Assets:
Beginning of period	628,533,919	841,849,396
End of period*	$559,074,906	$628,533,919
* Includes undistributed net investment income of:	$6,050,263	$867,334

See Notes to Financial Statements.

Legg Mason Batterymarch Emerging Markets Trust 2012 Semi-Annual Report	17

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1,2]	2012[3]	2011	2010	2009[4]

Net asset value, beginning of period	$18.46	$23.98	$20.35	$10.83

Income (loss) from operations:
Net investment income	0.21	0.22	0.11	0.15
Net realized and unrealized gain (loss)	0.06	(5.64)	3.61	9.58
Total income (loss) from operations	0.27	(5.42)	3.72	9.73

Less distributions from:
Net investment income	(0.03)	(0.10)	(0.09)	(0.21)
Total distributions	(0.03)	(0.10)	(0.09)	(0.21)

Net asset value, end of period	$18.70	$18.46	$23.98	$20.35
Total return[5]	1.43%	(22.56)%	18.33%	90.34%

Net assets, end of period (000s)	$22,753	$22,642	$17,565	$12,070

Ratios to average net assets:
Gross expenses[6]	1.64%[7]	1.62%[8]	1.63%	1.56%[7]
Net expenses[6,9,10,11]	1.49 [7]	1.49 [8]	1.50	1.50 [7]
Net investment income	2.13 [7]	1.01	0.51	1.02 [7]

Portfolio turnover rate	53%	99%	64%	106%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Represents a share of capital stock outstanding prior to April 30, 2012.

[3]	For the six months ended June 30, 2012 (unaudited).

[4]	For the period February 3, 2009 (commencement of operations) to December 31, 2009.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects recapture of fees waived/reimbursed from prior fiscal years.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of ETFs), dividend expenses on short sales, taxes and extraordinary expenses to average net assets of Class A shares did not exceed 1.50%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent. Acquired fund fees and expenses are subject to the expense limitation arrangement.

See Notes to Financial Statements.

18	Legg Mason Batterymarch Emerging Markets Trust 2012 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1,2,3]	2012[4]		2011	2010	2009	2008	2007

Net asset value, beginning of period	$18.42		$23.97	$20.42	$11.72	$28.06	$23.20

Income (loss) from operations:
Net investment income (loss)	0.13		0.07	(0.05)	0.05	0.16	(0.07)
Net realized and unrealized gain (loss)	0.07		(5.62)	3.60	8.69	(16.13)	10.36
Total income (loss) from operations	0.20		(5.55)	3.55	8.74	(15.97)	10.29

Less distributions from:
Net investment income	(0.00)	[5]	—	—	(0.04)	—	(0.03)
Net realized gains	—		—	—	—	(0.37)	(5.40)
Total distributions	(0.00)	[5]	—	—	(0.04)	(0.37)	(5.43)

Net asset value, end of period	$18.62		$18.42	$23.97	$20.42	$11.72	$28.06
Total return[6]	1.11%		(23.15)%	17.39%	74.72%	(57.62)%	45.74%

Net assets, end of period (000s)	$143,317		$161,997	$273,698	$268,594	$177,406	$518,255

Ratios to average net assets:
Gross expenses[7]	2.49%[8]		2.40%[9]	2.34%	2.34%	2.32%	2.34%
Net expenses[7,10,11,12]	2.24	[8]	2.25 [9]	2.25	2.25	2.25	2.25
Net investment income (loss)	1.30	[8]	0.32	(0.24)	0.32	0.74	(0.27)

Portfolio turnover rate	53%		99%	64%	106%	71%	89%

[1]	On February 1, 2009, Primary Class shares were renamed Class C shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	Represents a share of capital stock outstanding prior to April 30, 2012.

[4]	For the six months ended June 30, 2012 (unaudited).

[5]	Amount represents less than $0.01 per share.

[6]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]	Reflects recapture of fees waived/reimbursed from prior fiscal years.

[10]	Reflects fee waivers and/or expense reimbursements.

[11]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[12]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of ETFs), dividend expenses on short sales, taxes and extraordinary expenses to average net assets of Class C shares did not exceed 2.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent. Acquired fund fees and expenses are subject to the expense limitation arrangement.

See Notes to Financial Statements.

Legg Mason Batterymarch Emerging Markets Trust 2012 Semi-Annual Report	19

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1,2,3]	2012[4]	2011	2010	2009	2008	2007[5]

Net asset value, beginning of period	$18.85	$24.47	$20.77	$11.95	$28.38	$27.18

Income (loss) from operations:
Net investment income	0.20	0.24	0.11	0.16	0.29	0.02
Net realized and unrealized gain (loss)	0.07	(5.76)	3.68	8.88	(16.35)	6.08
Total income (loss) from operations	0.27	(5.52)	3.79	9.04	(16.06)	6.10

Less distributions from:
Net investment income	(0.03)	(0.10)	(0.09)	(0.22)	—	(0.25)
Net realized gains	—	—	—	—	(0.37)	(4.65)
Total distributions	(0.03)	(0.10)	(0.09)	(0.22)	(0.37)	(4.90)

Net asset value, end of period	$19.09	$18.85	$24.47	$20.77	$11.95	$28.38
Total return[6]	1.45%	(22.56)%	18.31%	76.06%	(57.29)%	23.09%

Net assets, end of period (000s)	$18,511	$20,543	$35,116	$22,977	$10,424	$7,706

Ratios to average net assets:
Gross expenses[7]	1.74%[8]	1.69%[9]	1.57%	1.64%	1.79%	1.77%[8]
Net expenses[7,10,11,12]	1.48 [8]	1.50 [9]	1.50	1.50	1.50	1.50 [8]
Net investment income	2.02 [8]	1.08	0.51	1.02	1.53	0.13 [8]

Portfolio turnover rate	53%	99%	64%	106%	71%	89%

[1]	On October 5, 2009, Financial Intermediary Class shares were renamed Class FI shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	Represents a share of capital stock outstanding prior to April 30, 2012.

[4]	For the six months ended June 30, 2012 (unaudited).

[5]	For the period June 29, 2007 (commencement of operations) to December 31, 2007.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]	Reflects recapture of fees waived/reimbursed from prior fiscal years.

[10]	Reflects fee waivers and/or expense reimbursements.

[11]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[12]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of ETFs), dividend expenses on short sales, taxes and extraordinary expenses to average net assets of Class FI shares did not exceed 1.50%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent. Acquired fund fees and expenses are subject to the expense limitation arrangement.

See Notes to Financial Statements.

20	Legg Mason Batterymarch Emerging Markets Trust 2012 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class R Shares[1,2]	2012[3]	2011[4]

Net asset value, beginning of period	$18.48	$23.69

Income (loss) from operations:
Net investment income	0.24	0.10
Net realized and unrealized gain (loss)	0.01	(5.26)
Total income (loss) from operations	0.25	(5.16)

Less distributions from:
Net investment income	(0.02)	(0.05)
Total distributions	(0.02)	(0.05)

Net asset value, end of period	$18.71	$18.48
Total return[5]	1.37%	(21.77)%

Net assets, end of period (000s)	$87	$2

Ratios to average net assets:
Gross expenses[6,7]	2.52%	2.69%
Net expenses[6,7,8,9,10]	1.74	1.75
Net investment income[6]	3.22	0.74

Portfolio turnover rate	53%	99%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Represents a share of capital stock outstanding prior to April 30, 2012.

[3]	For the six months ended June 30, 2012 (unaudited).

[4]	For the period May 18, 2011 (inception date) to December 31, 2011.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of ETFs), dividend expenses on short sales, taxes and extraordinary expenses to average net assets of Class R shares did not exceed 1.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent. Acquired fund fees and expenses are subject to the expense limitation arrangement.

See Notes to Financial Statements.

Legg Mason Batterymarch Emerging Markets Trust 2012 Semi-Annual Report	21

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1,2,3]	2012[4]	2011	2010	2009	2008	2007

Net asset value, beginning of period	$18.81	$24.42	$20.75	$11.97	$28.36	$23.38

Income (loss) from operations:
Net investment income	0.23	0.29	0.16	0.20	0.35	0.21
Net realized and unrealized gain (loss)	0.05	(5.75)	3.68	8.89	(16.37)	10.47
Total income (loss) from operations	0.28	(5.46)	3.84	9.09	(16.02)	10.68

Less distributions from:
Net investment income	(0.04)	(0.15)	(0.17)	(0.31)	—	(0.30)
Net realized gains	—	—	—	—	(0.37)	(5.40)
Total distributions	(0.04)	(0.15)	(0.17)	(0.31)	(0.37)	(5.70)

Net asset value, end of period	$19.05	$18.81	$24.42	$20.75	$11.97	$28.36
Total return[5]	1.51%	(22.37)%	18.58%	76.48%	(57.19)%	47.20%

Net assets, end of period (000s)	$313,300	$366,930	$443,981	$282,224	$105,338	$60,874

Ratios to average net assets:
Gross expenses[6]	1.36%[7]	1.30%	1.27%	1.28%	1.30%	1.30%
Net expenses[6,8,9,10]	1.30 [7]	1.26	1.25	1.25	1.25	1.25
Net investment income	2.24 [7]	1.29	0.74	1.25	1.83	0.74

Portfolio turnover rate	53%	99%	64%	106%	71%	89%

[1]	On October 5, 2009, Institutional Class shares were renamed Class I shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	Represents a share of capital stock outstanding prior to April 30, 2012.

[4]	For the six months ended June 30, 2012 (unaudited).

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

The manager has agreed to waive fees and/or reimburse operating expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), dividend expenses on short sales, taxes and extraordinary expenses at the annual rate of 0.06% of average daily net assets for Class I shares. The calculations of any required waivers and reimbursements are done on a daily basis. No such waivers or reimbursements will be made beyond the amount necessary to reduce the class’ annualized expenses to 1.25% of average daily net assets on any given day. This arrangement cannot be terminated prior to December 31, 2013 without the Board’s consent. Acquired fund fees and expense are subject to the arrangement.

See Notes to Financial Statements.

22	Legg Mason Batterymarch Emerging Markets Trust 2012 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1,2,3]	2012[4]	2011	2009	2010	2008[5]

Net asset value, beginning of period	$18.82	$24.43	$20.76	$11.97	$21.97

Income (loss) from operations:
Net investment income	0.24	0.31	0.16	0.22	0.05
Net realized and unrealized gain (loss)	0.05	(5.77)	3.69	8.88	(10.05)
Total income (loss) from operations	0.29	(5.46)	3.85	9.10	(10.00)

Less distributions from:
Net investment income	(0.04)	(0.15)	(0.18)	(0.31)	—
Total distributions	(0.04)	(0.15)	(0.18)	(0.31)	—

Net asset value, end of period	$19.07	$18.82	$24.43	$20.76	$11.97
Total return[6]	1.56%	(22.36)%	18.59%	76.57%	(45.52)%

Net assets, end of period (000s)	$61,107	$56,420	$71,489	$55,740	$20,815

Ratios to average net assets:
Gross expenses[7]	1.30%[8]	1.26%[9]	1.23%	1.25%	1.29%[8]
Net expenses[7,10,11]	1.24 [8,12]	1.24 [9,12]	1.23 [12]	1.25	1.25 [8,12]
Net investment income	2.39 [8]	1.37	0.76	1.37	1.29 [8]

Portfolio turnover rate	53%	99%	64%	106%	71%

[1]	On October 5, 2009, Institutional Select Class shares were renamed Class IS shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	Represents a share of capital stock outstanding prior to April 30, 2012.

[4]	For the six months ended June 30, 2012 (unaudited).

[5]	For the period August 29, 2008 (commencement of operations) to December 31, 2008.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]	Reflects recapture of fees waived/reimbursed from prior fiscal years.

[10]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of ETFs), dividend expenses on short sales, taxes and extraordinary expenses to average net assets of Class IS shares did not exceed 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent. Acquired fund fees and expenses are subject to the expense limitation arrangement.

[12]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Batterymarch Emerging Markets Trust 2012 Semi-Annual Report	23

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Batterymarch Emerging Markets Trust (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. On April 30, 2012, the Fund was reorganized as a new series of the Trust. Prior to April 30, 2012, the Fund was organized as a series of Legg Mason Global Trust, Inc., a Maryland corporation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair

24	Legg Mason Batterymarch Emerging Markets Trust 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Legg Mason Batterymarch Emerging Markets Trust 2012 Semi-Annual Report	25

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Common stocks:
Consumer discretionary	$7,342,100	$52,696,975	—	$60,039,075
Consumer staples	8,342,501	14,061,078	—	22,403,579
Energy	21,936,244	39,311,382	—	61,247,626
Exchange-traded funds	—	6,462,909	—	6,462,909
Financials	10,349,992	132,264,187	—	142,614,179
Health care	430,682	3,412,318	—	3,843,000
Industrials	6,056,388	41,986,823	—	48,043,211
Information technology	3,412,703	59,868,084	—	63,280,787
Materials	14,808,554	48,391,287	—	63,199,841
Telecommunication services	18,838,697	12,369,474	—	31,208,171
Utilities	6,916,153	2,270,355	—	9,186,508
Preferred stock:
Consumer discretionary	—	1,758,253	—	1,758,253
Other preferred stocks	29,358,906	—	—	29,358,906
Total long-term investments	$127,792,920	$414,853,125	—	$542,646,045
Short-term investments†	—	6,393,000	—	6,393,000
Total investments	$127,792,920	$421,246,125	—	$549,039,045

†	See Schedule of Investments for additional detailed categorizations.

For the six months ended June 30, 2012, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund policy is to recognize transfers between levels as of the end of the reporting period. At June 30, 2012, securities valued at $326,835,108 were temporarily transferred from Level 1 to Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral

26	Legg Mason Batterymarch Emerging Markets Trust 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain

Legg Mason Batterymarch Emerging Markets Trust 2012 Semi-Annual Report	27

transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

As of June 30, 2012, the Fund did not have any open derivative transactions with credit related contingent features in a net liability position.

(e) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(g) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

28	Legg Mason Batterymarch Emerging Markets Trust 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(h) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(i) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(j) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(k) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of June 30, 2012 no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of Pakistani and Thai securities held by the Fund are subject to capital gains tax in those countries. As of June 30, 2012, there were $445,038 of capital gains tax liabilities accrued on unrealized gains.

(l) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Batterymarch Financial Management, Inc. (“Batterymarch”) is the Fund’s investment adviser. LMPFA and Batterymarch are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Legg Mason Batterymarch Emerging Markets Trust 2012 Semi-Annual Report	29

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the investment adviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Batterymarch 75% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of ETFs), dividend expense on short sales, taxes and extraordinary expenses, to average net assets of Class A, Class C, Class FI, Class R and Class IS shares did not exceed 1.50%, 2.25%, 1.50%, 1.75% and 1.25%, respectively. Acquired fund fees and expenses are subject to the expense limitation arrangement. In addition, total annual fund operating expenses for Class IS shares did not exceed total annual fund operating expenses for Class I shares as a result of an expense limitation arrangement between the Fund and LMPFA. These expense limitation arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

LMPFA has also agreed to waive fees and/or reimburse operating expenses other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of ETFs), taxes, extraordinary expenses and dividend expense on short sales, at the annual rate of 0.06% of average daily net assets for Class I shares, provided that no waiver or reimbursement will be made beyond the amount necessary to reduce that class’ annualized expenses to 1.25% of average daily net assets. Acquired fund fees and expenses are subject to the expense limitation arrangement. This arrangement is not subject to recapture.

During the six months ended June 30, 2012, fees waived and/or expenses reimbursed amounted to $377,256.

The investment manager is permitted to recapture amounts waived or reimbursed to a class within three years after the year in which the investment manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at June 30, 2012, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class FI	Class R	Class IS
Expires December 31, 2013	$15,729	$174,843	$14,220	—	$1,176
Expires December 31, 2014	26,066	344,416	61,296	$11	16,113
Expires December 31, 2015	17,814	207,602	26,431	9	20,341
Fee waivers/expense reimbursement subject to recapture	$59,609	$726,861	$101,947	$20	$37,630

30	Legg Mason Batterymarch Emerging Markets Trust 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

For the six months ended June 30, 2012, LMPFA did not recapture any fees.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment (or within 12 months for shares purchased prior to August 1, 2012). This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2012, LMIS and its affiliates received sales charges of approximately $4,000 on sales of the Fund’s Class A shares. In addition, for the six months ended June 30, 2012, CDSCs paid to LMIS and its affiliates were approximately $3,000 for Class C shares.

Under a Deferred Compensation Plan (the “Plan”), Trustees may elect to defer receipt of all or a specified portion of their compensation. A participating Trustee may select one or more funds managed by affiliates of Legg Mason in which his or her deferred trustee’s fees will be deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan.

All officers and two Trustees of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2012, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$320,965,620
Sales	416,875,518

At June 30, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$64,795,706
Gross unrealized depreciation	(40,268,902)
Net unrealized appreciation	$24,526,804

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

At June 30, 2012, the Fund did not have any derivatives instruments outstanding.

Legg Mason Batterymarch Emerging Markets Trust 2012 Semi-Annual Report	31

The following table provides information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended June 30, 2012. The table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period.

AMOUNT OF REALIZED GAIN ON DERIVATIVES RECOGNIZED
Foreign Exchange Contracts Risk
Forward foreign currency contracts	$6,786

During the six months ended June 30, 2012, the volume of derivative activity for the Fund was as follows:

Average Market Value
Forward foreign currency contracts (to buy)†	$111,102
Forward foreign currency contracts (to sell)†	388,536

†	At June 30, 2012, there were no open positions held in this derivative.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted Rule 12b-1 distribution plans and under the plans the Fund pays a service fee with respect to its Class A, Class C, Class FI and Class R shares calculated at the annual rate of 0.25% of the average daily net assets of each class. The Fund also pays a distribution fee with respect to its Class C and Class R shares calculated at the annual rate of 0.75% and 0.25% of the average daily net assets of each class, respectively. The Rule 12b-1 plan for Class FI and Class R provides for payments of distribution and service fees to LMIS at an annual rate of up to 0.40% and 0.75% of each class’s average daily net assets, respectively, subject to the authority of the Board of Trustees of the Fund to set a lower amount. The Board of Trustees has currently approved payments under these plans of 0.25% and 0.50% of the average daily net assets of Class FI and Class R, respectively. Service and distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2012, class specific expenses were as follows

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$29,459	$11,078
Class C	813,463	162,676
Class FI	26,255	20,712
Class R	6	5
Class I	—	125,053
Class IS	—	3,422
Total	$869,183	$322,946

32	Legg Mason Batterymarch Emerging Markets Trust 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

For the six months ended June 30, 2012, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$17,814
Class C	207,602
Class FI	26,431
Class R	9
Class I	105,059
Class IS	20,341
Total	$377,256

6. Distributions to shareholders by class

	Six Months Ended June 30, 2012	Year Ended December 31, 2011
Net Investment Income:
Class A	$41,730	$120,150
Class C	29,592	—
Class FI	33,062	119,100
Class R	3	6	*
Class I	752,332	2,827,468
Class IS	126,379	433,285
Total	$983,098	$3,500,009

*	For the period May 18, 2011 (inception date) to December 31, 2011.

7. Shares of beneficial interest

At June 30, 2012, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares. On April 30, 2012, the Fund was reorganized as a new series of the Trust.

Prior to April 30, 2012, the Fund was a series of a Maryland corporation and had 125,000,000 shares authorized at $0.001 par value for each of the Fund’s Class C and Class I shares, and 100,000,000 shares authorized at $0.001 par value for each of the Fund’s Class A, Class FI, Class R and Class IS shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2012		Year Ended December 31, 2011
	Shares	Amount	Shares	Amount
Class A
Shares sold	120,617	$2,375,061	781,295	$16,123,158
Shares issued on reinvestment	2,160	40,836	6,555	119,635
Shares repurchased	(132,268)	(2,650,249)	(294,169)	(6,135,703)
Net increase (decrease)	(9,491)	$(234,352)	493,681	$10,107,090

Legg Mason Batterymarch Emerging Markets Trust 2012 Semi-Annual Report	33

	Six Months Ended June 30, 2012			Year Ended December 31, 2011
	Shares		Amount	Shares		Amount
Class C
Shares sold	248,773		$4,964,134	795,679		$17,874,359
Shares issued on reinvestment	1,537		28,942	—		—
Shares repurchased	(1,345,775)		(26,622,481)	(3,418,656)		(74,678,637)
Net decrease	(1,095,465)		$(21,629,405)	(2,622,977)		$(56,804,278)

Class FI
Shares sold	138,829		$2,836,875	583,818		$13,267,204
Shares issued on reinvestment	1,709		32,988	6,380		118,855
Shares repurchased	(260,741)		(5,382,319)	(935,287)		(20,110,874)
Net decrease	(120,203)		$(2,512,456)	(345,089)		$(6,724,815)

Class R
Shares sold	4,540		$81,850	111	†	$2,529	†
Shares issued on reinvestment	0	‡	3	0	†‡	6	†
Shares repurchased	(0)	‡	(1)	(0)	†‡	(0)	*†
Net increase	4,540		$81,852	11	1†	$2,535	†

Class I
Shares sold	4,088,439		$83,301,255	10,277,676		$229,508,034
Shares issued on reinvestment	33,712		649,286	111,212		2,067,432
Shares repurchased	(7,190,317)		(148,324,018)	(9,056,344)		(196,095,355)
Net increase (decrease)	(3,068,166)		$(64,373,477)	1,332,544		$35,480,111

Class IS
Shares sold	467,971		$9,084,167	586,810		$13,306,777
Shares issued on reinvestment	6,555		126,379	23,295		433,285
Shares repurchased	(268,667)		(5,234,527)	(537,999)		(11,122,576)
Net increase	205,859		$3,976,019	72,106		$2,617,486

†	For the period May 18, 2011 (inception date) to December 31, 2011.

‡	Amount represents less than 1 share.

*	Amount represents less than $1.

8. Line of credit

The Fund, along with certain other Legg Mason Funds, participates in a $200 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. This 364-day revolving Credit Agreement matures on February 28, 2013. Pursuant to the Credit Agreement, each participating fund is liable only for principal and interest payments related to borrowings made by that fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing LIBOR rate plus the LIBOR rate margin. The Fund did not utilize the line of credit during the six months ended June 30, 2012.

9. Capital loss carryforward

As of December 31, 2011, the Fund had a net capital loss carryforward of approximately $56,536,720 which expires in 2017. This amount will be available to offset any future taxable capital gains.

34	Legg Mason Batterymarch Emerging Markets Trust 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

10. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

Legg Mason Batterymarch

Emerging Markets Trust

Trustees

Mark R. Fetting Chairman

R. Jay Gerken

President

Ruby P. Hearn

Arnold L. Lehman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Investment manager

Legg Mason Partners Fund Advisor, LLC

Investment adviser

Batterymarch Financial Management, Inc.

Custodian

State Street Bank & Trust Company

Transfer agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Counsel

K&L Gates LLP

Washington, DC

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legg Mason Batterymarch Emerging Markets Trust

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

Legg Mason Batterymarch Emerging Markets Trust

Legg Mason Funds

55 Water Street

New York, NY 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Batterymarch Emerging Markets Trust. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain other closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;
•	Account balances, transactions, and mutual fund holdings and positions;
•	Online account access user IDs, passwords, security challenge question responses; and
•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;
•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and
•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC Member FINRA, SIPC

LMFX012836 8/12 SR12-1714

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/S/ R. JAY GERKEN
R. Jay Gerken President
Legg Mason Global Asset Management Trust

Date:	August 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
President
Legg Mason Global Asset Management Trust

Date:	August 23, 2012

By:	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer of
Legg Mason Global Asset Management Trust

Date:	August 23, 2012